Stockholders' Deficit (Details Textual 3) - shares		12 Months Ended
	May 31, 2014	Dec. 31, 2015	Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options granted, Number of Options/Shares
Non-vested options, Number of Shares		10,382
Weighted-Average Remaining Contractual Life (years)		3 years 5 months 1 day
Incentive Stock Option Plan [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options granted, Number of Options/Shares	9,800		22,000
Available for future grant		9,343